VIRTUS International Small-Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2025
($ reported in thousands)
	Shares	Value
Preferred Stocks—1.8%
Brazil—0.3%
Cia Energetica de Minas Gerais, 17.060%	81,600	$ 163
Chile—1.5%
Embotelladora Andina S.A., 5.760%	180,502	736
Total Preferred Stocks (Identified Cost $663)		899

Common Stocks—94.3%
Australia—4.2%
JB Hi-Fi Ltd.	16,564	1,203
Qantas Airways Ltd.	29,925	211
Ramelius Resources Ltd.	434,528	721
		2,135

Austria—0.4%
BAWAG Group AG(1)	1,619	207
Belgium—0.4%
Proximus SADP	21,568	210
Bermuda—0.8%
First Pacific Co., Ltd.	316,000	224
Yue Yuen Industrial Holdings Ltd.	128,000	196
		420

Brazil—1.8%
BB Seguridade Participacoes S.A.	25,800	170
Cia de Saneamento de Minas Gerais Copasa MG	88,100	455
Cury Construtora e Incorporadora S.A.	49,700	271
		896

Canada—5.9%
Bird Construction, Inc.	18,386	389
Centerra Gold, Inc.	139,703	1,006
Chemtrade Logistics Income Fund	27,906	228
Finning International, Inc.	6,410	274
H&R Real Estate Investment Trust	13,687	107
iA Financial Corp, Inc.	4,790	525
Transcontinental, Inc. Class A	29,377	451
		2,980

Cayman Islands—3.5%
Consun Pharmaceutical Group Ltd.	159,000	229
Fufeng Group Ltd.	203,000	178
SITC International Holdings Co., Ltd.	307,000	984
Stella International Holdings Ltd.	109,500	202
	Shares	Value

Cayman Islands—continued
United Laboratories International Holdings Ltd. (The)	92,000	$ 176
		1,769

China—0.8%
VTech Holdings Ltd. (Hong Kong)	55,000	399
France—0.3%
Coface S.A.	8,191	157
Germany—2.6%
Friedrich Vorwerk Group SE	7,334	506
Talanx AG	5,049	654
TeamViewer SE(1)	14,864	167
		1,327

Greece—0.8%
National Bank of Greece S.A.	30,135	384
Hungary—1.4%
Magyar Telekom Telecommunications plc ADR	73,627	386
Richter Gedeon Nyrt	10,421	307
		693

India—3.9%
Chambal Fertilisers & Chemicals Ltd.	100,770	664
Gillette India Ltd.	1,657	211
GlaxoSmithKline Pharmaceuticals Ltd.	6,161	243
Indian Energy Exchange Ltd.	68,985	155
REC Ltd.	34,040	160
UTI Asset Management Co., Ltd.	20,702	312
Vedanta Ltd.	44,950	242
		1,987

Indonesia—1.6%
Aneka Tambang Tbk	1,439,700	270
Astra International Tbk PT	1,520,900	421
United Tractors Tbk PT	101,300	134
		825

Israel—0.3%
Phoenix Financial Ltd.	4,498	130
Italy—7.0%
A2A SpA	321,520	865
Banca Generali SpA	2,135	119
Banca Mediolanum SpA	61,739	1,063
Hera SpA	128,608	621
Italgas SpA	18,835	160
Mediobanca Banca di Credito Finanziario SpA	20,885	486
Webuild SpA	56,312	239
		3,553

	Shares	Value

Japan—23.8%
77 Bank Ltd. (The)	9,800	$ 335
Adastria Co., Ltd.	15,500	321
Anycolor, Inc.	18,300	663
DTS Corp.	8,600	309
Hanwa Co., Ltd.	26,200	990
Japan Aviation Electronics Industry Ltd.	8,500	152
Japan Petroleum Exploration Co., Ltd.	32,800	231
Kanamoto Co., Ltd.	12,500	281
Kanematsu Corp.	14,200	271
Kawada Technologies, Inc.	14,200	382
MEITEC Group Holdings, Inc.	6,300	139
NIPPON REIT Investment Corp.	244	150
Onward Holdings Co., Ltd.	126,100	520
Sanwa Holdings Corp.	29,200	971
Seiko Group Corp.	17,400	530
Seino Holdings Co., Ltd.	14,200	218
Senko Group Holdings Co., Ltd.	23,600	322
Shibaura Mechatronics Corp.	7,300	553
Sodick Co., Ltd.	15,300	105
Starts Corp., Inc.	9,800	310
Systena Corp.	261,000	741
Tadano Ltd.	19,100	127
Taiheiyo Cement Corp.	5,900	147
Takashimaya Co., Ltd.	42,800	335
Toa Corp.	28,200	296
Tomy Co., Ltd.	6,200	140
Toyo Seikan Group Holdings Ltd.	5,200	102
Toyo Tire Corp.	43,400	920
TRE Holdings Corp.	79,900	760
TV Asahi Holdings Corp.	16,400	318
Uchida Yoko Co., Ltd.	1,500	100
United Arrows Ltd.	16,900	251
		11,990

Mauritius—0.9%
MakeMyTrip Ltd.(1)	4,624	453
Netherlands—1.3%
ABN AMRO Bank N.V. CVA GDR	18,069	495
Van Lanschot Kempen N.V.	2,666	171
		666

Norway—0.4%
Storebrand ASA	15,431	219
Panama—0.2%
Banco Latinoamericano de Comercio Exterior S.A. Class E	2,490	100
Singapore—2.7%
First Resources Ltd.	155,700	180
Singapore Technologies Engineering Ltd.	87,100	534
See Notes to Schedule of Investments

VIRTUS International Small-Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025
($ reported in thousands)
	Shares	Value

Singapore—continued
Yangzijiang Shipbuilding Holdings Ltd.	358,300	$ 625
		1,339

South Africa—2.6%
AVI Ltd.	99,631	530
Nedbank Group Ltd.	13,942	191
Resilient REIT Ltd.	71,822	245
Santam Ltd.	4,881	118
Tiger Brands Ltd.	11,592	209
		1,293

South Korea—3.7%
HD Hyundai Co., Ltd.	9,889	949
Hyosung Corp.	3,732	211
JB Financial Group Co., Ltd.	13,789	210
NH Investment & Securities Co., Ltd.	8,452	125
Poongsan Corp.	2,604	248
SPC Samlip Co., Ltd.	3,117	129
		1,872

Spain—3.9%
Bankinter S.A.	82,374	1,075
Logista Integral S.A.	27,348	896
		1,971

Sweden—3.1%
Ambea AB	53,440	637
Betsson AB Class B	14,975	316
Clas Ohlson AB Class B	8,223	281
NCC AB Class B	17,978	335
		1,569

Switzerland—2.3%
Coca-Cola HBC AG(1)	19,315	1,009
Swissquote Group Holding S.A. Registered Shares	285	161
		1,170

Taiwan—3.2%
Elan Microelectronics Corp.	137,000	570
Fusheng Precision Co., Ltd.	38,000	387
	Shares	Value

Taiwan—continued
Gamania Digital Entertainment Co., Ltd.	47,000	$ 120
International Games System Co., Ltd.	9,000	264
Taichung Commercial Bank Co., Ltd.	379,434	285
		1,626

Thailand—0.3%
Betagro PCL Foreign Shares	125,100	71
Thaifoods Group PCL Class F Foreign Shares	658,500	92
		163

United Arab Emirates—1.2%
Parkin Co. PJSC	342,274	606
United Kingdom—9.0%
Drax Group plc	113,302	1,078
Firstgroup plc	56,360	178
Investec plc	29,789	223
Keller Group plc	22,711	456
Lion Finance Group plc	12,074	1,173
Mears Group plc	64,543	343
Mitie Group plc	289,648	562
MONY Group plc	86,410	262
OSB Group plc	19,883	143
Wickes Group plc	32,316	100
		4,518

Total Common Stocks (Identified Cost $37,557)		47,627

Total Long-Term Investments—96.1% (Identified Cost $38,220)		48,526

TOTAL INVESTMENTS—96.1% (Identified Cost $38,220)		$48,526
Other assets and liabilities, net—3.9%		1,983
NET ASSETS—100.0%		$50,509
Abbreviations:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PCL	Public Company Limited
PJSC	Public Joint Stock Company
plc	Public Limited Company
REIT	Real Estate Investment Trust

Footnote Legend:
(1)	Non-income producing.

Country Weightings†
Japan	25%
United Kingdom	9
Italy	7
Canada	6
Australia	4
India	4
Spain	4
Other	41
Total	100%
† % of total investments as of June 30, 2025.
The following table summarizes the value of the Fund’s investments as of June 30, 2025, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at June 30, 2025	Level 1 Quoted Prices
Assets:
Equity Securities:
Preferred Stocks	$899	$899
Common Stocks	47,627	47,627
Total Investments	$48,526	$48,526
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2025.
There were no transfers into or out of Level 3 related to securities held at June 30, 2025.
See Notes to Schedule of Investments

VIRTUS International Small-Cap Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2025
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity-linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual financial statements.
3